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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: _____
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Canvas Capital Management, L.P.
Address:   101 California Street, Suite 4225
           San Francisco, CA 94111

Form 13F File Number: 28-11739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                 Stamford, Connecticut   August 14, 2008
--------------------------------   ---------------------   ---------------
           [Signature]                 [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2
Form 13F Information Table Entry Total:             0*
Form 13F Information Table Value Total:   $         0
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

 1    28-5608                S.A.C. Capital Management, LLC
 2    28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
    COLUMN 1     COLUMN 2  COLUMN 3 COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8
---------------- -------- --------- -------- --------------------- -------------- -------- -----------------
                                                                                            VOTING AUTHORITY
                 TITLE OF             VALUE   SHRS OR         PUT/   INVESTMENT     OTHER  -----------------
 NAME OF ISSUER    CLASS    CUSIP   (X$1000)  PRN AMT SH/PRN  CALL   DISCRETION   MANAGERS SOLE  SHARED NONE
---------------- -------- --------- -------- -------- ------- ---- -------------- -------- ---- ------- ----
None             None     None      None     None     None    None None           None     None None    None